14. Investment properties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Cost	R$ 3,701	R$ 3,066
Accumulated depreciation	(62)	(15)
Net	3,639	3,051	R$ 20
Land [member]
Disclosure of detailed information about investment property [line items]
Cost	762	656
Accumulated depreciation
Net	762	656	6
Buildings [member]
Disclosure of detailed information about investment property [line items]
Cost	2,921	2,400
Accumulated depreciation	(62)	(15)
Net	2,859	2,385	10
Construction In Progress [member]
Disclosure of detailed information about investment property [line items]
Cost	18	10
Accumulated depreciation
Net	R$ 18	R$ 10